Gains/(losses) on financial assets and liabilities (net) (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total	$ 1,024	$ 4,883	$ 5,984
Fair value hedges
Financial instruments
Fair value hedge - hedged items	(4,903)	(9,278)	6,427
Fair value hedge - hedging derivative instruments	5,225	8,746	(6,884)
Financial instruments at fair value through profit or loss, type of instrument
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total	589	4,640	5,662
Financial instruments at fair value through other comprehensive income, type of instrument
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total	113	781	779
Hedging derivatives, type of instrument
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total	322	(538)	(457)
Fair value hedge - hedged items	(4,903)	(9,278)	6,427
Fair value hedge - hedging derivative instruments	5,225	8,746	(6,884)
Cash flow hedge inefficiency		(6)
Debt instruments | Financial instruments at fair value through profit or loss, type of instrument
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total	(5,613)	119	1,221
Equity investments | Financial instruments at fair value through profit or loss, type of instrument
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total	289	398	(161)
Trading derivatives | Financial instruments at fair value through profit or loss, type of instrument
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total	6,021	4,096	4,458
Other financial instruments | Financial instruments at fair value through profit or loss, type of instrument
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total	$ (108)	$ 27	$ 144